Intangible Assets, Net	12 Months Ended
Jun. 30, 2025
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET

NOTE 7 – INTANGIBLE ASSETS, NET

Intangible assets, net consist of the following:

	As of June 30,
	2025	2024
	US$	US$

Digital assets	$2,080,000	$—
Less: accumulated amortization	(277,333)	—
Intangible assets, net	$1,802,667	$—

(a)	In order to meet the customers' upgraded demand for high - quality digital marketing solutions, expand service capabilities such as virtual scene marketing, enhance the visual appeal of advertising materials and user engagement to improve the effect of traffic investment, the Company purchased a batch of digital assets in December 2024. The Company is cooperating with interested clients and is in the research and development stage.

Amortization was $ 277,333 and $nil for the years ended June 30, 2025 and 2024, respectively.

Aggregate Amortization expenses:
For year ended 6/30/2025	$(277,333)

Estimated Amortization Expenses:
For year ended 6/30//2026	$416,000
For year ended 6/30/2027	$416,000
For year ended 6/30/2028	$416,000
For year ended 6/30/2029	$416,000
For year ended 6/30/2030	$138,667